Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 31, 2012
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FundX ETF Upgrader Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The FundX ETF Upgrader Fund ("ETF Upgrader Fund") seeks to maximize capital appreciation over the long term without regard to income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Upgrader Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the ETF Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"
its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Upgrader Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Upgrader Fund's performance. During the most recent fiscal year, the ETF Upgrader Fund's portfolio turnover rate was 282% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	282.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the ETF
Upgrader Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ETF Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
ETF Upgrader Fund's operating expenses remain the same (taking into account the one year contractual expense limitation).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The ETF Upgrader Fund is a fund-of-funds and as such, under normal market conditions, the ETF Upgrader Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are exchange-traded funds ("ETFs"). The ETF
Upgrader Fund purchases shares of ETFs in the secondary market and not directly from the ETFs. Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The
ETF Upgrader Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 50% of its net assets in Underlying
Funds that invest in securities of companies in emerging markets.

In managing the Fund, the Advisor uses a proprietary
Upgrading investment strategy to select Underlying
Funds and to manage the portfolio consistent with the
Fund's investment objective. Using this strategy, the
Advisor classifies Underlying Funds according to their         Upgrading
risk and performance characteristics. Four different     When a fund begins to lag
classes of Underlying Funds are categorized according    its peers, the Advisor
to this system, ranging from Speculative Underlying      redeems the shares and
Funds, which are the most aggressive funds with the      directs the proceeds to a
highest risk but also the highest reward potential, to   better performing
Bond Underlying Funds, which have the lowest risk but    alternative.
also the lowest reward potential. See "More about the
Funds' Investment Objectives, Strategies and Risks-The
Advisor's Classification Process of the Underlying
Funds" for more information on this system.

Under normal market conditions, the Fund will typically maintain a core holding of Core Underlying Funds. Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established US and foreign companies with a wide range of market capitalizations. Core Underlying Funds may also invest in fixed income securities. The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in Total Return and Bond
Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements. To the extent the
Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the ETF Upgrader Fund entails risk. The ETF Upgrader Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the ETF Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Upgrader Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a
     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the ETF Upgrader Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the ETF Upgrader Fund.

  o  ETF Trading Risk - Because the ETF Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Foreign Securities Risk - The Underlying Funds held by the ETF Upgrader Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the ETF Upgrader Fund is diversified, the
     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Because the Underlying Funds may
     hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the ETF Upgrader Fund to sector concentration risk.

  o  Upgrading Strategy Risk - The ETF Upgrader Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing ETFs at a given time. When investment decisions are based on near-term performance, however, the ETF Upgrader Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the ETF Upgrader Fund include the risks related to each Underlying Fund in which the ETF Upgrader
     Fund invests. Although the ETF Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bond) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Portfolio Turnover Risk - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

Risk, Lose Money	rr_RiskLoseMoney	Since the price of the Underlying Funds that the ETF Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Upgrader Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	While the ETF Upgrader Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the ETF Upgrader Fund. The bar chart below illustrates how the ETF
Upgrader Fund's total returns have varied from year to year. The table below illustrates how the ETF Upgrader Fund's average annual total returns for the
1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The
ETF Upgrader Fund's performance, before and after taxes is not necessarily an indication of how the ETF Upgrader Fund will perform in the future. Updated performance is available on the ETF Upgrader Fund's website at
www.upgraderfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the ETF Upgrader Fund. The bar chart below illustrates how the ETF Upgrader Fund's total returns have varied from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	www.upgraderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The ETF Upgrader Fund's performance, before and after taxes is not necessarily an indication of how the ETF Upgrader Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter  Q3 2009 18.68%
Worst Quarter Q4 2008 -23.46%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on
Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund | MSCI AC World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	749
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,344
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,955
Annual Return 2008	rr_AnnualReturn2008	(41.59%)
Annual Return 2009	rr_AnnualReturn2009	17.10%
Annual Return 2010	rr_AnnualReturn2010	11.97%
Annual Return 2011	rr_AnnualReturn2011	(1.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.46%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.55%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.74%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
FundX ETF Upgrader Fund (Prospectus Summary) | FundX ETF Upgrader Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Upgrader Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2013. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.